Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum lease commitments under non-cancelable operating leases [Abstract]
2019	$ 8,018
2020	6,745
2021	4,652
2022	4,275
2023 and thereafter	21,592
Future minimum payments operating leases	45,282
Lease of Premises [Member]
Future minimum lease commitments under non-cancelable operating leases [Abstract]
2019	5,868
2020	4,825
2021	4,327
2022	4,055
2023 and thereafter	20,932
Future minimum payments operating leases	40,007
Other Purchase Obligation [Member]
Future minimum lease commitments under non-cancelable operating leases [Abstract]
2019	2,150
2020	1,920
2021	325
2022	220
2023 and thereafter	660
Future minimum payments operating leases	$ 5,275